Supplement, dated May 12, 2011

to SAI, dated May 1, 2011

SUPPLEMENT

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

In the Statement of Additional Information on page 39, in the second paragraph of the “Distribution of Fund Shares” section, the sentence that currently reads: “The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Agency.” is hereby replaced with the following sentence: “The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.”